Cover	Mar. 02, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	001-41103
Entity Registrant Name	ROC Energy Acquisition Corp.
Entity Central Index Key	0001884516
Entity Tax Identification Number	87-2488708
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16400 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	972
Local Phone Number	392-6180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one Right to receive one-tenth of one share of Common Stock
Trading Symbol	ROCAU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ROC
Security Exchange Name	NASDAQ
Rights, each exchangeable into one-tenth of one share of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each exchangeable into one-tenth of one share of Common Stock
Trading Symbol	ROCAR
Security Exchange Name	NASDAQ